Submission	Dec. 11, 2024
Submission [Line Items]
Central Index Key	0001119639
Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES